Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Carrying amount	$ 3,746	$ 4,064
Holding	100.00%
Ganzin Technology Corp. [Member]
IFRS Statement [Line Items]
Principal Activities	Eye tracking chip and module
Place of Incorporation and operation	Taipei, Taiwan
Carrying amount	$ 1,156	$ 1,473
Holding	49.35%	49.32%
Iris Optronics Co Ltd. [Member]
IFRS Statement [Line Items]
Principal Activities	E-paper manufacturing and sales
Place of Incorporation and operation	Tainan, Taiwan
Carrying amount	$ 41	$ 44
Holding	1.25%	1.55%
Kneron Inc. [Member]
IFRS Statement [Line Items]
Principal Activities	Artificial intelligence chip design
Place of Incorporation and operation	California, USA
Carrying amount	$ 0	$ 0
Holding	0.00%	0.00%
ViewsilMicroelectronics (Kunshan) Limited [Member]
IFRS Statement [Line Items]
Principal Activities	IC design and sales
Place of Incorporation and operation	Kunshan, China
Carrying amount	$ 2,549	$ 2,547
Holding	49.00%	49.00%